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BRANDES
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Brandes Global Equity Fund
Class A – BGEAX
Class C – BGVCX
Class E – BGVEX
Class I – BGVIX

Brandes International Equity Fund
Class A – BIEAX
Class C – BIECX
Class E – BIEEX
Class I – BIIEX

Brandes Emerging Markets Fund
Class A – BEMAX
Class C – BEMCX
Class I – BEMIX

Brandes International Small Cap Equity Fund
Class A – BISAX
Class C – BINCX
Class I – BISMX

Supplement dated May 15, 2013 to the
Prospectus dated January 31, 2013, as supplemented February 7, 2013

Effective May 14, 2013, the initial investment minimum for all Class I shares has been reduced from $1,000,000 to $100,000.  All references to the minimum initial investment for Class I shares in the combined prospectus are revised as follows:

Class and Type of Account	Minimum Initial Investment	Subsequent Minimum Investment
Classes A, C and E
– Regular Accounts	$2,500	$500
– Traditional and Roth IRA Accounts	$1,000	$500
– Automatic Investment Plans	$500	$500
Class I	$100,000	$500

Brandes International Equity Fund

Effective May 14, 2013, Brandes Investment Partners, L.P. (the “Advisor”) has reduced its management fees for the International Equity Fund from 1.00% to 0.80%.  Also effective May 14, 2013, the Advisor has agreed to reduce its fees and/or pay expenses for the International Equity Fund to the extent necessary to maintain a net expense ratio (excluding interest expense in connection with investment activities, taxes, acquired fund fees and expenses, and extraordinary expenses) of 1.20% for Class A, 1.95% for Class C, 1.20% for Class E, and 1.00% for Class I.  These expense caps represent a decrease of 0.05% for Class A, Class C, Class E, and Class I shares, from the expense caps currently in effect.  The table below reflects, based on the Fund’s average daily net assets, the impact that this expense cap level would have had on the Fund had it been in effect for the year ended September 30, 2012.  The expense ratio that the Fund experiences in subsequent periods will be affected by the Fund’s asset levels.

Fees and Expenses of the Fund
The following tables replace the corresponding tables on Page 6 of the Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A		Class C		Class E		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%		None		None		None
Maximum Deferred Sales Charge (Load)		None*		1.00%#		None		None
*Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year from the date of purchase.
# A charge of 1.00% will be imposed on Class C shares redeemed within one year of purchase by any investor.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A		Class C		Class E		Class I
Management Fees		0.80%		0.80%		0.80%		0.80%
Distribution (12b-1) Fees		0.25%		0.75%		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%		0.25%		None
Other Expenses	0.20%		0.20%		0.20%		0.25%
Total Other Expenses		0.20%		0.45%		0.45%		0.25%

Total Annual Fund Operating Expenses		1.25%		2.00%		1.25%		1.05%
Less: Fee Waiver and/or Expense Reimbursement		-0.05%		-0.05%		-0.05%		-0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)		1.20%		1.95%		1.20%		1.00%

(1)
The Advisor has contractually agreed to limit the International Equity Fund’s Class A, Class C, Class E, and Class I annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 1.20% for Class A and Class E, 1.95% for Class C, and 1.00% for Class I, as percentages of the  respective Fund classes’ average daily net assets through May 14, 2014 (the “Expense Caps”).  The Expense Caps may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor, or by the Advisor with the consent of the Board.  The Advisor is permitted, with Board approval, to be reimbursed for fee reductions and/or expense payments made in the prior three years with respect to any Class of the Fund.  The Advisor may request reimbursement if the aggregate amount paid by the Fund toward operating expenses for the Class for the fiscal year (taking into account the reimbursement) does not exceed the Expense Cap with respect to such Class or any lower expense cap for the Class in effect at the time of the reimbursement.

Example
This Example is intended to help you compare the costs of investing in the International Equity Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$690	$944	$1,217	$1,995
Class C	$298	$623	$1,073	$2,323
Class E	$122	$392	$682	$1,507
Class I	$102	$329	$575	$1,278

You would pay the following expenses if you did not redeem your Class C shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$198	$623	$1,073	$2,323

The following paragraphs are replaced in “The Investment Advisor” section on page 27 of the Prospectus.

Fund	Annual Management Fee	Net Management Fee Received (after waivers or recoupments)
Global Fund	0.80%	0.12%
International Equity Fund	1.00% on average daily net assets up to $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.80% on average daily net assets greater than $5.0 billion	0.95%
International Equity Fund (as of May 14, 2013)	0.80% on average daily net assets up to $5.0 billion; and 0.70% on average daily net assets greater than $5.0 billion	0.75%
Emerging Markets Fund	0.95%	0.72%
International Small Cap Fund	0.95%	0.12%

The Advisor has signed a contract with the Trust, on behalf of the Global Fund, Emerging Markets Fund, and International Small Cap Fund in which the Advisor has agreed to waive management fees and reimburse operating expenses of each Fund through January 31, 2014, to the extent necessary to ensure that the operating expenses of each Class do not exceed the percentage of average daily net assets shown in the table below (the “Expense Caps”).  In addition, the Advisor has signed a contract with the Trust, on behalf of the International Equity Fund in which the Advisor has agreed to Expense Caps for that Fund through May 14, 2014.  For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Expense Caps	Class A	Class C	Class E	Class I
Global Fund	1.25%	2.00%	1.25%	1.00%
International Equity Fund	1.20%	1.95%	1.20%	1.00%
Emerging Markets Fund	1.37%	2.12%	N/A	1.12%
International Small Cap Fund	1.40%	2.15%	N/A	1.15%

The following corrects the spelling of the name of one of the portfolio managers on page 15 of the Prospectus:

Gerardo Zamorano

The following replaces the Portfolio Manager information in the Prospectus’s Summary Section for the Small Cap Fund on page 20:

Portfolio Managers	Position with Advisor	Managed the Fund Since:
Bob Gallagher, CFA	Director, National Accounts and Small Cap Investment Committee Voting Member	1998
Ralph Birchmeier, CFA	Director, Investments and Small Cap Investment Committee Voting Member	2001
Luiz Sauerbronn	Director, Investments and Small Cap Investment Committee Voting Member	2003
Yingbin Chen, CFA	Director, Investments and Small Cap Investment Committee Voting Member	2005
Mark Costa, CFA	Senior Analyst and Small Cap Investment Committee Voting Member	2010

The following replaces the disclosure on page 51 of the Prospectus:

Dividends and Distributions

The Funds expect to pay income dividends quarterly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

The Funds automatically reinvest dividends and capital gain distributions in additional shares at the relevant NAV on the reinvestment date unless you have previously requested cash payment in writing to the Transfer Agent.  If you elect to receive distributions and/or capital gains in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current relevant NAV, and to reinvest all subsequent distributions.

Any dividend or distribution paid by a Fund has the effect of reducing its NAVs on the reinvestment date by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes as discussed below even though the dividend or distribution represents, in substance, a partial return of your capital.

Please retain this Supplement with your Prospectus.

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BRANDES
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Brandes Global Equity Fund
Class A – BGEAX
Class C – BGVCX
Class E – BGVEX
Class I – BGVIX

Brandes International Equity Fund
Class A – BIEAX
Class C – BIECX
Class E – BIEEX
Class I – BIIEX

Brandes Emerging Markets Fund
Class A – BEMAX
Class C – BEMCX
Class I – BEMIX

Brandes International Small Cap Equity Fund
Class A – BISAX
Class C – BINCX
Class I – BISMX

Supplement dated May 15, 2013 to the
Statement of Additional Information (“SAI”) dated January 31, 2013, as supplemented
February 25, 2013

The following replaces the fourth paragraph of “The Funds’ Investment Advisory and Other Services” Section on pages B-60 of the SAI.

As compensation, the Funds each pay the Advisor at an annual rate as shown below:

Fund	Annual Management Fee	Net Management Fee Received (after waivers or recoupments)
Global Fund	0.80%	0.12%
International Equity Fund	1.00% on average daily net assets up to $2.5 billion; 0.90% on average daily net assets from $2.5 billion to $5.0 billion; and 0.80% on average daily net assets greater than $5.0 billion	0.95%
International Equity Fund (as of May 14, 2013)	0.80% on average daily net assets up to $5.0 billion; and 0.70% on average daily net assets greater than $5.0 billion	0.75%
Emerging Markets Fund	0.95%	0.72%
International Small Cap Fund	0.95%	0.12%

The Board of Trustees or the holders of a majority of the outstanding voting securities of the Funds can terminate the Advisory Agreement with respect to the Funds at any time without penalty, on 60 days written notice to the Advisor.  The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Funds.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has agreed that it will waive management fees and reimburse operating expenses of each Fund to the extent necessary to ensure that the expenses of the Fund do not exceed the amounts shown below during each fiscal year for the respective class (the “Expense Cap”).  Such agreement is currently in effect for the Core Plus Fund, Credit Focus Yield Fund, Global Equity Fund, International Small Cap Fund and Emerging Markets Fund through January 31, 2014;  such agreement is currently in effect for the International Equity Fund through May 14, 2014.

	Expense Caps
Fund	Class A	Class C	Class E	Class I
Core Plus Fund	0.70%	N/A	0.70%	0.50%
Credit Focus Yield Fund	0.95%	N/A	N/A	0.70%
Global Equity Fund	1.25%	2.00%	1.25%	1.00%
International Equity Fund	1.20%	1.95%	1.20%	1.00%
International Small Cap Fund	1.40%	2.15%	N/A	1.15%
Emerging Markets Fund	1.37%	2.12%	N/A	1.12%
SMART Fund	N/A	N/A	N/A	N/A

The following disclosure is added to page 81 of the SAI:

Class A Shares – Dealer Commissions and Compensation

The Advisor may pay dealers a commission of up to 1.00% on certain investments in Class A shares that are not subject to an initial sales charge.  These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates:

1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and 0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%. A dealer concession of up to 0.25% may be paid by a Fund under its Class A plan of distribution to reimburse the principal underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

Please retain this Supplement with the SAI.